Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and regulations of the U.S. Securities and Exchange commission. The Company’s consolidated financial statements include the accounts of Spire Global, Inc. and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
The consolidated financial statements for the year ended December 31, 2021 include the accounts of Spire Global, Inc. (i.e. former NavSight) and its wholly-owned subsidiary, Old Spire, following the Reverse Recapitalization as further discussed in Note 3 “Reverse Recapitalization.” For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio with the exception of authorized shares. Issued and outstanding shares and warrants as disclosed herein have been adjusted reflecting the Exchange Ratio. All other accompanying financial statements as of December 31, 2020 include only the accounts of Old Spire.

Liquidity Risks and Uncertainties
Liquidity Risks and Uncertainties
Since inception, the Company has been engaged in developing its product offerings, raising capital, and recruiting personnel. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders.
The Company has a history of operating losses and negative cash flows from operations since inception. During the year ended December 31, 2021, net loss was $19,312 and cash used in operations was $57,986. In August 2021, the Company received net proceeds of approximately $236,632 from Private Investment in Public Equity (“PIPE”) investors (the “PIPE Investors”) and the Merger. The Company held cash and cash equivalents of $109,256, excluding restricted cash, at December 31, 2021. The Company believes that it will have sufficient working capital to operate for a period of one year from the issuance of the 2021 consolidated financial statements based on the borrowings under the FP Term Loan Agreement (as defined in Note 8) and the funds raised associated with the closing of the Merger (the “Closing”) (Note 3).
The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of many factors, including its growth rate, subscription renewal activity, the timing and extent of spending to support its infrastructure and research and development efforts and the expansion of sales and marketing activities. The Company may in the future enter into arrangements to acquire or invest in complementary businesses, services, and technologies, including intellectual property rights. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects. The Company may be required to seek additional equity or debt financing. Future liquidity and cash requirements will depend on numerous factors, including market penetration, the introduction of new products, and potential acquisitions of related businesses or technology. In the event that additional financing is required from outside sources, the Company may not be able to raise it on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, results of operations, and financial condition would be adversely affected.

COVID-19 Impact
COVID-19
Impact
In March 2020, the World Health Organization declared the outbreak of
COVID-19
a pandemic, which continues to spread throughout the United States and the world and has resulted in authorities implementing numerous measures to contain the virus, including travel bans and restrictions, quarantines, shelter-in-place
orders, and business limitations and shutdowns. While the Company is unable to accurately predict the full impact that the
COVID-19
pandemic will have on its results of operations, financial condition, liquidity and cash flows due to numerous uncertainties, including the duration and severity of the pandemic or any resurgences of the pandemic locally or globally, the Company’s compliance with these measures has impacted its day-to-day
operations and could continue to disrupt its business and operations, as well as that of certain of the Company’s customers whose industries are more severely impacted by these measures, for an indefinite period of time. During the fiscal year ending December 31, 2021, the Company has experienced adverse changes in customer buying behavior that began in March 2020 as a result of the impact of the
COVID-19
pandemic, including decreased customer engagement, delayed sales cycles, and deterioration in near-term demand. In 2021, the Delta and the Omicron variants of
COVID-19
have become the dominant strains in numerous countries around the world, including the United States, and is believed to be more contagious than other previously identified
COVID-19
strains. Despite these headwinds, the Company experienced an increase in revenue for fiscal year 2021, as compared to fiscal year 2020. As a result of the impact of the
COVID-19
pandemic, the Company experienced delays and
re-work
due to third party satellite launch providers schedule shifts, delays and increased expenses in its hiring process, some attrition from adjusting company policies due to the
COVID-19
pandemic and additional time and expenses supporting customer contracts.

Segment Information
Segment Information
The Company operates as one reportable and operating segment, which relates to the sale of subscription-based data, insights, predictive analytics and related project-based services to global customers across a range of industries. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Management’s significant estimates include assumptions in revenue recognition, allowance for credit losses, valuation of certain assets and liabilities acquired from the business combination, realizability of deferred income tax assets, and fair value of equity awards, contingent earnout liabilities and warrant liabilities. Actual results could differ from those estimates. Management assessed the impact of
COVID-19
on the estimates and assumptions and determined there was no material impact.

Foreign Currency Translation
Foreign Currency Translation
The Company’s foreign subsidiaries, which have defined their functional currency as their local currency, translate their assets and liabilities into U.S. Dollars at the exchange rate existing at the balance sheet date, and translate their results from operations at the average exchange rate for each period. The resulting translation adjustments are included as a component of Accumulated other comprehensive loss on the Consolidated Balance Sheets, Consolidated Statements of Changes in Stockholders’ Equity (Deficit) and as Other comprehensive loss in the Consolidated Statements of Comprehensive Loss. Gains and losses from foreign currency transactions are included in Other (expense) income, net in the Consolidated Statements of Operations.

Fair Value Measurements
Fair Value Measurements
To account for fair value measurements and disclosures, a fair value hierarchy was established that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company uses the following valuation techniques to measure fair value for its assets and liabilities:
Level 1     Quoted market prices for identical assets and liabilities in active markets.
Level 2    Significant other observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3    Unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Restricted cash included in Other long-term assets, including restricted cash on the Consolidated Balance Sheets, represents amounts pledged as guarantees or collateral for financing arrangements and lease agreements, as contractually required.
The following table shows components of cash, cash equivalents, and restricted cash reported on the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as of and for the years then ended:

	December 31,
	2021	2020
Cash and cash equivalents	$109,256	$15,571
Restricted cash included in Other long-term assets	389	415

	$109,645	$15,986

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at the amounts management expects to collect from outstanding balances. An allowance for credit losses is recorded based on historical loss experience, consideration of current and future economic conditions, and evaluation of a customer’s current and future financial condition. Increases and decreases in the allowance for credit losses are included as a component of general and administrative expense in the consolidated statements of income. Recoveries of accounts receivable for which an allowance exists, or those that were previously written off, are recorded when received. The Company recorded an expense for credit losses of $84 and $174 for the years ended December 31, 2021 and 2020, respectively.
The Company generally grants credit to its customers on an unsecured basis. The Company does not have any off-balance
sheet credit exposure related to its customers.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents and restricted cash, and accounts receivable. The Company typically has cash accounts in excess of Federal Deposit Insurance Corporation insurance coverage. The Company has not experienced any losses on such accounts, and management believes that the Company’s risk of loss is remote.
The Company has a concentration of contractual revenue arrangements with various government agencies. The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Year Ended December 31,		December 31,
	2021	2020	2021	2020
	Revenue	Revenue	Accounts Receivable	Accounts Receivable
Customer A	27%	19%	29%	*
Customer B	16%	17%	*	59%
Customer C	10%	19%	12%	*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during the period.
The Company has a concentration in vendor purchases. The Company believes its reliance on its vendors could be shifted over a period of time to alternative vendors should such a change be necessary. If the Company were to be unable to obtain alternative vendors due to factors beyond its control, operations would be disrupted in the short term while alternative vendors were secured. The Company has the following vendors where purchases of equipment, components and services individually represented 10% or more of the Company’s total purchases:

	Year Ended December 31,
	2021	2020
	Purchases	Purchases
Vendor A	*	15%
Vendor B	*	11%
Vendor C	*	11%
Vendor D	10%	*

*	Purchases from these vendors were less than 10% of total purchased during the period.
The Company is dependent on third parties to launch its satellites into space, and any launch delay, malfunction, or failure could have a negative impact on revenue and might cause the Company not to be able to accommodate customers with sufficient data to meet minimum service level agreements until replacement satellites are available. The Company also incorporates technology and terrestrial data sets from third parties into its platform and its inability to maintain rights and access to such technology and data sets would harm its business and results of operations.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization.
In-service
satellites and related launch costs are capitalized based on its commission date of the underlying asset. Capitalized launch costs for each satellite are allocated based on the total cost of the launch divided by the number of satellites included on that launch.
In-service
ground stations and related costs are capitalized once signals are transmitted with in-service
satellites. In the event of a failed launch or deployment of satellites, the related equipment impairment and launch costs are expensed and recorded in Loss on satellite deorbit and launch failure in the Consolidated Statements of Operations.
The Company also capitalizes certain software costs incurred in connection with developing internal-use
software during the project development stage so long as management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs incurred for enhancements that are expected to result in additional significant functionality are capitalized and amortized over the estimated useful life of the enhancement. Costs related to preliminary project activities and post-implementation operational activities are expensed as incurred.
Internal-use
software, which consists primarily of the Company’s enterprise software used to build and operate the Company’s satellites, is stated at cost less accumulated amortization.
General maintenance and repairs are charged to expense as incurred. Significant refurbishment, renewal and betterments are capitalized. When assets are retired or disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected as Other income (expense) in the Company’s Consolidated Statements of Operations.
Depreciation and amortization are computed utilizing the straight-line method over the estimated useful lives of depreciable assets in the table below. Leasehold improvements are amortized using the straight-line method over the lesser of the life of the asset or the remaining life of the lease.

Years
Furniture and fixtures	7
Machinery and equipment	5
In-service ground stations	4
Computer software and website development	3
Computer equipment	3
Capitalized satellite launch costs and in-service satellites	2-3
As of December 31, 2021 and 2020, 37% and 74%, respectively, of the Company’s long-lived assets were located in the U.S., 41% and none, respectively were located in Canada, and 22% and 26%, respectively were located in Europe, Middle East and Africa (collectively, “EMEA”). Within EMEA, 20% of the Company’s long-lived assets were located in the UK at December 31, 2021. Within EMEA, 19% of the Company’s long-lived assets were located in the UK at December 31, 2020.

Equity Method Investments
Equity Method Investments
The Company accounts for equity investments in which it has significant influence, but not a controlling financial interest, using the equity method of accounting. Under the equity method of accounting, investments are initially recorded at cost, less impairment, and subsequently adjusted to recognize the Company’s share of earnings or losses as a component of Other (expense) income, net in the Consolidated Statements of Operations. The Company’s equity method investments are required to be reviewed for impairment when it is determined there may be an other-than-temporary loss in value. The Company has not recorded any impairment losses related to our equity method investments during the years ended December 31, 2021 and 2020.

Business Combinations
Business Combinations
The Company recognizes identifiable assets acquired and liabilities assumed at their acquisition date fair values. Such valuations require us to make significant estimates and assumptions, especially at the acquisition date with respect to intangible assets. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed, these estimates which include, but are not limited to, future revenue growth, margins, customer retention rates, technology life, royalty rates, expected use of acquired assets, and discount rates, are inherently uncertain and subject to refinement.
Goodwill is measured as the excess of the consideration transferred over the fair value of assets acquired and liabilities assumed on the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred included in the General and administrative expenses in the Consolidated Statements of Operations. The authoritative guidance allows a measurement period of up to one year from the date of acquisition to make adjustments to the preliminary allocation of the purchase price. As a result, during the measurement period the Company may record adjustments to the fair values of assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent that it identifies adjustments to the preliminary purchase price allocation.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in business acquisitions. The Company performs a qualitative assessment on goodwill annually in the fourth quarter or if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. If it is determined in the qualitative assessment that the fair value of the Company’s single reportable unit is more likely than not below its carrying amount, then the Company will perform a quantitative impairment test. The quantitative goodwill impairment test is performed by comparing the fair value of the reporting unit with its carrying amount. Any excess in the carrying value of the goodwill over its fair value is recognized as an impairment loss. For purposes of goodwill impairment testing, the Company has one reporting unit. Due to the timing of the acquisition of goodwill, this was not applicable for the year ended December 31, 2021. There were no goodwill impairments recorded during the years ended December 31, 2021 and 2020.
Intangible assets consist of acquired intangible assets which include customer relationships, developed technology and trade names and the costs to obtain patents and perpetual nonexclusive license rights for the use of intellectual property. Acquired intangible assets, other than goodwill, are amortized over their estimated useful lives, ranging from 1 to 12 years, based upon the estimated economic value derived from the related intangible asset. Significant judgment is used in determining fair values of acquired intangible assets and their estimated useful lives. Fair value and useful life determinations may be based on, among other factors, estimates of future expected cash flows, royalty cost savings and appropriate discount rates used in calculating present values.
Intangible assets are tested for impairment whenever there are indicators of impairment. The Company recognized impairment charges of $91 for intangible assets for the year ended December 31, 2021 and none for the year ended December 31, 2020.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses potential impairments to long-lived and intangible assets whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets or asset groups. If impairment exists, the impairment loss is measured and recorded based on undiscounted estimated future cash flows. In estimating future cash flows, assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of cash flows from other asset groups. The Company did not recognize any impairment charges for long-lived assets for the years ended December 31, 2021 and 2020.

Deferred Offering and Merger Costs
Deferred Offering Costs and Merger Costs
The Company capitalizes within Other current assets on the Consolidated Balance Sheets certain legal, accounting and other third-party fees that are directly related to the Company’s in-process
equity financing until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds received from the offering (Note 3). Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are written off to operating expenses. There were no deferred offering costs capitalized as of December 31, 2021 and 2020.
During the year ended December 31, 2021, the Company also incurred $6,591 of costs related to the Merger, including $4,846 for professional services and $1,745 of other merger related costs. These amounts have been included in General and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021. No such costs were incurred during the year ended December 31, 2020.

Debt Issuance Costs
Debt Issuance Costs
For Long-term debt and Convertible notes payable, the Company presents debt issuance costs on the Consolidated Balance Sheets as a direct deduction from their carrying amounts. Debt issuance costs and the fair value assigned to stock warrants issued related to term loans and convertible notes payable are amortized over the respective term of the debt facility using the effective interest method.

Common Stock Warrants
Warrants
The Company generally classifies warrants for the purchase of shares of its common stock and preferred stock as liabilities on its Consolidated Balance Sheets unless the warrants meet certain specific criteria that require the warrants to be classified within stockholders’ deficit. Those warrants accounted for as liabilities are freestanding financial instruments that may require the Company to transfer assets upon exercise. The warrant liability is initially recorded at fair value upon the date of issuance of each warrant and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability are recognized as a component of Other income, net in the Consolidated Statements of Operations. Changes in the fair value of the warrant liabilities will continue to be recognized until the warrants are exercised, expire or qualify for equity classification. Warrants classified as equity are initially recorded at fair value on the date of issuance and recorded in Additional paid-in
capital on the Company’s Consolidated Balance Sheets until the warrants are exercised or expire.
The Company assumed 11,499,992 publicly-traded warrants (“Public Warrants”) and 6,600,000 private placement warrants issued by NavSight (“Private Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) upon the Merger, all of which were issued in connection with NavSight’s initial public offering and entitled the holder to purchase one share of the Company’s common stock, par value $0.0001 (“Common Stock”) at an exercise price of $11.50 per share. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised. The Private Warrants are non-redeemable
for cash so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Common Stock Warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. The agreement governing the Common Stock Warrants includes a provision that could result in a different settlement value for the Common Stock Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Private Warrants are not considered to be indexed to the Company’s own stock. In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Common Stock Warrants would be entitled to receive cash for all of their Common Stock Warrants. Specifically, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Common Stock Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares may be entitled to cash. These provisions preclude the Company from classifying the Common Stock Warrants in stockholders’ equity. As the Common Stock Warrants meet the definition of a derivative, the Company recorded these warrants as liabilities on the Consolidated Balance Sheets at fair value (Note 10), with subsequent changes in their respective fair values recognized in the Consolidated Statements of Operations at each reporting date.

Contingent Earnout Liability
Contingent Earnout Liability
In connection with the Reverse Recapitalization and pursuant to the Merger Agreement, eligible Spire equity holders are entitled to receive additional shares of the Company’s Common Stock upon the Company achieving certain Earnout Triggering Events (as described in the Merger Agreement and Note 3). In accordance with ASC
815-40,
the earnout shares are not indexed to the Common Stock and therefore are accounted for as a liability and an offset to Additional paid-in
capital on the Consolidated Balance Sheets at the reverse recapitalization date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of Other income (expense), net in the Consolidated Statements of Operations.
The contingent earnout liability is categorized as a Level 3 fair value measurement using the Monte Carlo model (Note 10) because the Company estimates projections during the Earnout Period utilizing unobservable inputs. Contingent earnout payments involve certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Revenue Recognition
Revenue Recognition
The Company generates revenue from four main solutions: Maritime, Aviation, Weather and Space Services. The Company offers the following three data solutions to customers:

•	Maritime : precise space-based data used for highly accurate ship monitoring, ship safety and route optimization.

•	Aviation : precise space-based data used for highly accurate aircraft monitoring, aircraft safety and route optimization.

•	Weather : precise space-based data used for highly accurate weather forecasting.
As a fourth solution, the Company is also pioneering an innovative
“space-as-a-service”
business model through its Space Services solution. The Company leverages its fully deployed infrastructure and large-scale operations to enable customers to obtain customized data through its API.
Revenue recognition involves the identification of the contract, identification of performance obligations in the contract, determination of the transaction price, allocation of the transaction price to the previously identified performance obligations and recognition of revenue as the performance obligations are satisfied.
The Company recognizes revenue for each separately identifiable performance obligation in a data solutions contract representing a promise to transfer data or a distinct service to a customer. In most cases, data provided under the Company’s data solutions contracts are accounted for as a single performance obligation due to the integrated nature of the Company’s precise space-based data. In some data access contracts, the Company provides multiple project-based services to a customer, most commonly when a contract covers multiple phases of the space services solution (e.g., development, manufacturing, launch and satellite operations). In those cases, the Company accounts for each distinct project-based deliverables as a separate performance obligation and allocates the transaction price to each performance obligation based on its relative standalone selling price, which is generally estimated using cost plus a reasonable margin.
The Company recognizes revenue when (or as) the performance obligation is satisfied, either over time or at a point in time. The Company has determined that each data access subscription provides a series of distinct services in which the customer simultaneously receives and consumes data. Therefore, for subscription-based data services, the Company recognizes revenue ratably over the subscription period. Revenue is recognized upon delivery for data products such as archive data and custom reports, which are performance obligations satisfied at a point in time upon transfer of control. For space services, control of the data typically is transferred at the time the customer gains access to the benefit of the service. If customer acceptance is required, revenue is recognized upon receipt of notice of customer acceptance, which is generally a short period of time after delivery. For certain project-based performance obligations (e.g., manufacturing and launch phases), revenue is recognized over time, using the output method, specifically contract milestones, which we have determined to be the most direct and reasonable measure of progress as they reflect the results achieved and value transferred to the customer.

Contract Assets and Liabilities
Contract Assets and Liabilities
For each of the Company’s contracts, the timing of revenue recognition, customer billings, and cash collections determines the recorded accounts receivables, contract assets, and contract liabilities on the Company’s Consolidated Balance Sheets. Payment terms and conditions generally include a requirement to pay within 30 days. When revenue is recognized in advance of customer invoicing, a contract asset is recorded for the unbilled receivable. Conversely, contract liabilities are recorded when the Company has an unconditional right to consideration before it has satisfied a performance obligation. Contract liabilities consist of funds received in advance of revenue recognition from subscription services or project-based services that are subsequently recognized when the revenue recognition criteria are met. The non-current
portion of Contract liabilities consists of funds received in advance of revenue recognition from subscription services or other project-based services that have remaining contractual obligations greater than one year from the balance sheet date.

Deferred Contract Costs
Deferred Contract Costs
Sales commissions earned by the Company’s employees are considered incremental costs of obtaining a contract. An asset is recognized for sales commissions if the Company expects the period of benefit from these costs to be more than one year. The Company amortizes the deferred contract costs on a straight-line basis over the period of expected benefit, which is primarily 12 months, consistent with the pattern of revenue recognition of the related performance obligation. The amortized costs are recorded in Sales and marketing expense in the Company’s Consolidated Statements of Operations. The Company expenses sales commissions as incurred when the period of benefit is less than one year.
Deferred contract costs are included in Other current assets, for the current portion, and Other long-term assets, for the non-current
portion, on the Company’s Consolidated Balance Sheets. Deferred contract costs at December 31, 2021 and 2020 were $1,419 and $1,004, respectively, of which $885 and $657 were classified as current, respectively. During the years ended December 31, 2021 and 2020, the Company recognized $730 and $396, respectively, as amortization of deferred contract costs in Sales and marketing expense.

Cost of Revenue
Cost of Revenue
Costs directly related to providing project-based services and producing data that is subscribed by the customers, including cost of third-party data sets, and allocated overhead costs, are included in Cost of revenue in the Consolidated Statements of Operations. Overhead costs primarily include allocable amounts of utilities, rent, depreciation expense on assets used directly in revenue producing activities, indirect materials, production and test administration expenses, and repairs and maintenance.

Research and Development Costs	Research and Development Costs Research and development expenses consist primarily of employee-related expenses, third-party consulting fees, and computing costs which are expensed as incurred.
Sales and Marketing
Sales and Marketing
Sales and marketing expenses consist primarily of employee-related expenses, sales commissions, marketing and advertising costs, costs incurred in the development of customer relationships, brand development costs and travel-related expenses.
The Company expenses advertising costs as incurred. Advertising expense for the years ended December 31, 2021 and 2020, was $797and $285, respectively, and is included in Sales and marketing expenses in the Consolidated Statements of Operations.

General and Administrative Costs
General and Administrative Costs
General and administrative expenses consist of employee-related expenses for personnel in the Company’s executive, finance and accounting, facilities, legal, human resources, global supply chain, and management information systems functions, as well as other administrative employees. In addition, general and administrative expenses include fees related to third-party legal counsel, fees related to accounting, tax and audit costs, office facilities costs, software subscription costs, and other corporate costs.

Employee Benefit Plan
Employee Benefit Plan
The Company has a qualified retirement plan which covers all employees who meet certain eligibility requirements. Plan matching contributions, discretionary profit-sharing contributions, and qualified nonelective contributions may be made to the 401(k) salary deferral plan at the discretion of the Company’s Board of Directors. The Company did not make any matching contributions, discretionary profit-sharing contributions and/or qualified nonelective contributions during the years ended December 31, 2021 and 2020.
The Company has defined contribution pension plans at its foreign subsidiaries which covers all employees who meet certain eligibility requirements. The contributions made by the Company under these plans during the years ended December 31, 2021 and 2020 were not material.

Stock-Based Compensation
Stock-Based Compensation
The Company has an equity incentive plan under which the Company grants stock-based awards to employees and non-employees.
The Company accounts for stock-based awards in accordance with FASB Accounting Standards Codification (“ASC”) 718,
Stock-Based Compensation
, which requires the measurement and recognition of compensation expense, based on estimated fair values, for all stock-based awards made to employees and non-employees
for stock options. Restricted Stock Units (“RSU”) with service-based vesting conditions, the fair value is calculated based upon the Company’s closing stock price on the date of grant using the intrinsic value method. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period and forfeitures are accounted for as they occur.
Key assumptions used in the determination of fair value for stock options are as follows:
Expected term
. Because of the lack of sufficient historical data, the Company uses the simple average of the vesting period and the contractual term to estimate the period the stock options are expected to be outstanding.
Expected volatility.
The Company determines the expected stock price volatility based on the historical volatility of the Company’s Class A common stock and the historical volatilities of an industry peer group.

Expected dividend yield.
The Company does not use a dividend rate due to the fact that the Company has never declared or paid cash dividends on its common stock and does not anticipate doing so in the foreseeable future.
Risk-free interest rate.
The Company bases its interest rate on a treasury instrument for which the term is consistent with the expected life of the stock options.

Income Taxes
Income Taxes
The Company was incorporated in the state of Delaware as a C corporation. Deferred income taxes of the Company are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. All deferred tax assets and liabilities within each particular tax jurisdiction are offset and presented as a noncurrent deferred tax asset or liability. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The factors used to assess the likelihood of realization include the history of taxable income or loss, forecasts of future taxable income and available tax planning strategies that could be implemented to realize net deferred tax assets.
The Company accounts for uncertainty in income taxes in accordance with ASC
740-10,
Income Taxes
, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return, should be recorded in the consolidated financial statements. Under this guidance, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest accrued related to unrecognized tax benefits in Interest expense and penalties, if any, in General and administrative expenses in the accompanying Consolidated Statements of Operations.

Related Parties
Related Parties
In November 2021, in conjunction with the acquisition of exactEarth, Myriota, a Spire customer, became a related party, as exactEarth has 14% ownership of Myriota. As of December 31, 2021, $4,101 of investment in Myriota is included in Other long-term assets, including restricted cash on the Consolidated Balance Sheets. The Company generated $408 in revenue during the year ended December 31, 2021 and $170 accounts receivable as of December 31, 2021 from Myriota.
One of the Company’s stockholders and debtors is also a customer from which the Company generated $871 of revenue for the year ended December 31, 2020. No revenue was generated from this customer for the year ended December 31, 2021.
The Company borrowed gross proceeds of $1,232 of Convertible notes payable in February 2021 and $6,414 of Convertible notes payable during the year ended December 31, 2019, from certain stockholders (Note 9). Interest expense recognized on related party Convertible notes payable is $413 and $783 for the years ended December 31, 2021 and 2020, respectively.
Immediately prior to the effective time of the Merger, the Convertible Notes were automatically converted into shares of common stock of Old Spire (“Old Spire Common Stock”) (Note 3 and Note 9). Total carrying value of the related party balance included as Convertible notes payable, net on the Consolidated Balance Sheets was $0 and $7,498 as of December 31, 2021 and 2020, respectively.

Comprehensive Loss	Comprehensive Loss Comprehensive loss is comprised of Net loss and Other comprehensive loss consisting of Foreign currency translation adjustments.
Net Loss Per Share
Net Loss Per Share
The Company follows the
two-class
method when computing net income (loss) per share as the Company has issued shares that meet the definition of participating securities. The Company has two types of common stock, Class A and Class B. Class B common stock has no economic rights, therefore has been excluded from the computation of basic and diluted net loss per share. The two-class
method determines net income (loss) per share for each class of common and participating securities according to dividends declared, if any, and participating rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to participating securities. In such periods, diluted net loss per share is the same as basic net loss per share, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Upon the Closing Date of the merger, the preferred stock two-class
method is no longer applicable.
Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) is computed by adjusting net income (loss) to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share is computed by dividing the diluted net income (loss) by the weighted-average number of common shares outstanding during the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.

JOBS Act Accounting Election
JOBS Act Accounting Election
The Company is provided the option to adopt new or revised accounting guidance under the requirements provided to an “emerging growth company” under the JOBS Act either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public
business entities, including early adoption when permissible. With the exception of certain accounting standards where the Company elected to early adopt when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as non-public
business entities, as indicated below.

Accounting Pronouncements Recently Adopted
Accounting Pronouncements Recently Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments, as amended (“ASU
2016-13”),
which requires the measurement and recognition of expected credit losses for financial assets not held at fair value. ASU
2016-13
replaces the existing incurred loss impairment model with a forward-looking expected credit loss model which will result in earlier recognition of credit losses. The Company adopted the requirements of ASU
2016-13
effective January 1, 2021 and determined that the financial impact from the adoption of this standard was immaterial to its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and Other-Internal Use Software
(Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (A Consensus of the FASB Emerging Issues Task Force) (“ASU
2018-15”),
which aligns the requirements for capitalizing implementation costs incurred in a cloud computing hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software. The Company adopted the requirements of ASU
2018-15
effective January 1, 2021 and determined that the financial impact from the adoption of this standard was immaterial to its consolidated financial statements.
In March 2020 and January 2021, the FASB issued ASU
2020-04,
Reference Rate Reform
(Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and ASU
2021-01,
Reference Rate Reform (Topic 848), respectively, which refine the scope of ASC Topic 848 and clarify some of its guidance as part of the FASB’s monitoring of global reference rate reform activities. These standards permit entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The amendments in ASU
2020-04
were effective for all entities as of March 12, 2020 through December 31, 2022 and the amendments in ASU
2021-01
are effective immediately for all entities. The Company determined that the financial impact from the adoption of these standards was immaterial to its consolidated financial statements.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases
(Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). Since this standard was originally issued, there have been improvements and clarification released by the FASB. Under the new standard, a lessee should recognize in the statement of financial position a liability to make lease payments and a right-of-use
asset representing its right to use the underlying asset for the lease term. This standard is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will adopt the new standard on January 1, 2022 using a modified retrospective approach with a cumulative-effect adjustment to opening retained earnings. Therefore, upon adoption, the Company will not adjust its comparative period financial statements or disclose ASC 842 lease disclosures for periods before January 1, 2022. The Company has evaluated the available accounting policy elections and practical expedients permitted by the standard and will adopt the package of practical expedients to not reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs. While the Company is still finalizing its evaluation of the impact of the new lease accounting guidance, the Company expects a material impact to the consolidated financial statements as a result of the recognition of right-of-use
assets and leases liabilities. In addition, the Company does not expect the standard to have a material impact on the Company’s liquidity or debt covenant compliance under its current agreement.
The new standard also provides practical expedients for a company’s ongoing accounting. The Company will elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities including for existing short-term leases of assets in transition. The Company also currently expects to elect the practical expedient to not separate lease and non-lease
components for all its leases.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
(Topic 740): Simplifying the Accounting for Income Taxes, by removing certain exceptions to the general principles and its intended to improve consistent application. A franchise tax that is partially based on income will be recognized as an income-based tax and any incremental amount will be recognized as non-income-based
tax. This standard is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted. The Company does not expect the standard to have a material impact on the Company’s Consolidated Financial Statements.
In October 2021, the FASB issued ASU
2021-08,
Business Combinations
(Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to recognition of an acquired contract liability and payment terms and their effect on subsequent revenue recognized by the acquirer. The guidance is effective for annual reporting periods beginning after December 15, 2022, including interim periods within that reporting period and should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company did not early adopt for the most recent acquisition of exactEarth.

In November 2021, the FASB issued ASU
2021-10,
Government Assistance
(Topic 832), guidance on modifying the disclosure requirements to increase the transparency of government assistance including disclosure of the types of assistance, an entity’s accounting for the assistance and the effect of the assistance on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The Company does not expect this accounting standard update to have a material impact on its consolidated financial statements.